Schedule of future minimum lease payments (Details)	Jun. 30, 2025 USD ($)
Leases
Operating lease payments, 2026	$ 142,664
Finance lease payments, 2026	8,221
Total 2026	150,885
Operating lease payments, 2027	64,483
Finance lease payments, 2027	8,277
Total 2027	72,760
Operating lease payments, 2028
Finance lease payments, 2028	15,164
Total 2028	15,164
Operating lease payments, 2029
Finance lease payments, 2029
Total 2029
Operating lease payments, 2030
Finance lease payments, 2030
Total 2030
Total Operating lease payments	207,147
Total Finance lease payments	31,662
Total lease payments	238,809
Total Operating lease payments, discount	(12,832)
Total Finance lease payments, discount	(4,791)
Total lease payments, discount	(17,623)
Present value of lease liabilities, operating lease payments	194,315
Present value of lease liabilities, finance lease payments	26,871
Present value of lease liabilities, total	$ 221,186